UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Proffitt & Goodson, Inc.
Address: 4800 Old Kingston Pike
         Suite 200
         Knoxville, TN  37919

13F File Number:  028-11414

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David N. Goodson
Title:     President
Phone:     865-584-1850

Signature, Place, and Date of Signing:

 /s/David N. Goodson     Knoxville, TN     April 09, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    38

Form 13F Information Table Value Total:    $129,566 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579y101     1045     9833 SH       SOLE                     9833
AIR PRODS & CHEMS INC          COM              009158106      754     8660 SH       SOLE                     8660
APPLE INC                      COM              037833100      966     2181 SH       SOLE                     2181
AT&T INC                       COM              00206r102     1096    29865 SH       SOLE                    29865
CHEVRON CORP NEW               COM              166764100     1121     9433 SH       SOLE                     9433
CISCO SYS INC                  COM              17275R102     1030    49307 SH       SOLE                    49307
CONOCOPHILLIPS                 COM              20825c104      900    14968 SH       SOLE                    14968
DISNEY WALT CO                 COM DISNEY       254687106     1248    21976 SH       SOLE                    21976
DU PONT E I DE NEMOURS & CO    COM              263534109      866    17625 SH       SOLE                    17625
E M C CORP MASS                COM              268648102      932    39004 SH       SOLE                    39004
EMERSON ELEC CO                COM              291011104      954    17077 SH       SOLE                    17077
EXELON CORP                    COM              30161n101     1594    46220 SH       SOLE                    46220
EXXON MOBIL CORP               COM              30231G102     1075    11929 SH       SOLE                    11929
GENERAL ELECTRIC CO            COM              369604103     1158    50093 SH       SOLE                    50093
GOOGLE INC                     CL A             38259p508     1507     1897 SH       SOLE                     1897
INTEL CORP                     COM              458140100     1461    66910 SH       SOLE                    66910
ISHARES TR                     RUSSELL MIDCAP   464287499     5954    46779 SH       SOLE                    46779
ISHARES TR                     RUSSELL 2000     464287655     5973    63257 SH       SOLE                    63257
JOHNSON & JOHNSON              COM              478160104     1163    14262 SH       SOLE                    14262
MICROSOFT CORP                 COM              594918104     1002    35036 SH       SOLE                    35036
ORACLE CORP                    COM              68389X105      908    28090 SH       SOLE                    28090
PARKER HANNIFIN CORP           COM              701094104      994    10857 SH       SOLE                    10857
PEPSICO INC                    COM              713448108     1057    13356 SH       SOLE                    13356
PROCTER & GAMBLE CO            COM              742718109     1537    19943 SH       SOLE                    19943
SCHLUMBERGER LTD               COM              806857108      983    13125 SH       SOLE                    13125
SELECT SECTOR SPDR TR          SBI HEALTHCARE   81369Y209     1061    23060 SH       SOLE                    23060
SELECT SECTOR SPDR TR          SBI CONS DISCR   81369Y407     2116    39933 SH       SOLE                    39933
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369Y506      497     6263 SH       SOLE                     6263
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605     5758   316227 SH       SOLE                   316227
SPDR S&P 500 ETF TR            TR UNIT          78462f103    42261   269743 SH       SOLE                   269743
SPDR SERIES TRUST              S&P BIOTECH      78464a870     1005    10058 SH       SOLE                    10058
TARGET CORP                    COM              87612E106     1106    16159 SH       SOLE                    16159
VANGUARD INDEX FDS             TOTAL STK MKT    922908769    13985   172743 SH       SOLE                   172743
VANGUARD INTL EQUITY INDEX F   FTSE EMR MKT ETF 922042858     7573   176544 SH       SOLE                   176544
VANGUARD TAX MANAGED INTL FD   MSCI EAFE ETF    921943858    13785   378396 SH       SOLE                   378396
WALGREEN CO                    COM              931422109     1183    24814 SH       SOLE                    24814
WAL-MART STORES INC            COM              931142103      935    12500 SH       SOLE                    12500
ZIMMER HLDGS INC               COM              98956p102     1023    13606 SH       SOLE                    13606